Regulatory framework (Details Narrative) - ARS ($) $ in Millions						12 Months Ended
	Jun. 02, 2025	May 02, 2025	Apr. 03, 2025	Jan. 07, 2025	Jul. 28, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jul. 10, 2025	May 21, 2025
IfrsStatementLineItems [Line Items]
Term of concession						95 years
Share capital percentage						51.00%
Recognized amount						$ 11,386
Tax rate			6.50%	9.99%		35.00%	35.00%	35.00%
Increase tax rate				4.50%
Increase in the CPD periodic adjustments	0.42%	3%
Other payables										$ 129,970
Adjusted amounts						$ 240,755
Outstanding principal on debt					$ 158,037
Payment for debt						218,114
Receivables						496,262	$ 506,774
E N R E [Member]
IfrsStatementLineItems [Line Items]
Receivables						15,227	9,085
E N R E 1 [Member]
IfrsStatementLineItems [Line Items]
Receivables						$ 7,708	$ 5,450
C A M M E S A [Member]
IfrsStatementLineItems [Line Items]
Receivables									$ 352